Contingent Consideration - Additional information (Details) kr in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 SEK (kr)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2023 EUR (€)
Contingent Consideration
Discount rate	12.20%		12.20%
Weighted average probability	19.70%	20.80%	19.70%
Higher probability (in percent)	10.00%		10.00%
Impact on profit after tax | kr	kr 5,656	kr 7,588
Unobservable inputs used in the fair value measurement | kr	kr 0
Genkyotex SA | Milestone 1
Contingent Consideration
Contingent consideration			€ 30.0
Genkyotex SA | Milestone 2
Contingent Consideration
Contingent consideration			15.0
Genkyotex SA | Milestone 3
Contingent Consideration
Contingent consideration			€ 10.0